ORGANIZATION, BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Segment reporting

Segment reporting

The Company has one reportable segment: mining. The mining segment derives revenue in Brazil by mining, beneficiating and selling material mined from the Company’s several mining rights. Currently the Company generates revenue solely from two operating projects: Quartzite and Iron Ore. The other mining projects are in exploration phase.

The accounting policies of the mining segment are the same as those described in the summary of significant accounting policies.

The chief operating decision maker (CODM) of the mining segment is the Company’s chief executive officer. The CODM regularly reviews the revenue, significant expenses categories, including exploration and evaluation costs, and general and administrative expenses.

Total segment assets as of December 31, 2025, were $2,650,875, primarily consisting of Mineral rights. These mineral rights are used by the CODM in decision-making, including resources allocation, based on the exploration plan for the assets.

The CODM uses the gross profit of the reportable segment, presented on the Company’s consolidated statements of operation, as the only profit and loss measure for the decision-making process for the allocation of resources.

All of the Company’s revenue and long-lived assets are located in Brazil. For the year ended December 31, 2025, the Company had 4 customers accounting for more than 10% of the Company’s revenue each (the combination of them represented 88%).

Basis of Presentation

Basis of Presentation

The consolidated financial statements of the Company have been prepared in accordance with generally accepted accounting principles (“GAAP”) of the United States of America and are expressed in United States dollars. For the years ended December 31, 2025, 2024 and 2023, the consolidated financial statements include the accounts of the Company, its 99.99% owned subsidiary, Mineração Jupiter Ltda and the 100% owned subsidiaries Mineração Apollo Ltda, Mineração Duas Barras Ltda and RST Recursos Minerais Ltda.

All material intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingencies at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results may differ from those estimates.

Going Concern

Going Concern

The consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and the settlement of liabilities in the normal course of business. The Company has incurred losses since its inception and has not yet generated material revenues from the sale of its products or services. These factors created substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustment that might be necessary if the Company is unable to continue as a going concern.

The Company announced on January 12, 2026 the closing of its upsized firm commitment underwritten public offering of 1,380,000 shares of its common stock, including 180,000 shares of its common stock pursuant to the full exercise of the underwriters’ over-allotment option, at a public price of $8.00 per share. The net proceeds from the offering were approximately $9.7 million after deducting offering expenses and underwriting discounts and commissions.

Following the offering in January 2026, the Company believes it has sufficient cash to fund normal operations and meet debt obligations for the next 12 months and therefore the financial statements have been prepared on a going concern basis.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company follows the guidance of Accounting Standards Codification (“ASC”) Topic 820 – Fair Value Measurement and Disclosure. Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors market participants would use in valuing the asset or liability. The guidance establishes three levels of inputs that may be used to measure fair value:

Level 1. Observable inputs such as quoted prices in active markets;

Level 2. Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and

Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

As of December 31, 2025, the Company did not have any level 2 or 3 assets or liabilities.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses. The carrying amount of these financial instruments approximates fair value due to either length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these consolidated financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent that the funds are not being held for investment purposes. Funds held in Brazilian banks are insured up to 250,000 Brazilian Real (approximately $45,455 based on the December 31, 2025 exchange rate).

Trade Receivable

Trade Receivable

Trade receivables represent amounts to be received from clients due to the sale of quartzite products and the lease of of one of our iron ore mineral rights. The Company recognizes it following revenue recognition when control of the product is transferred to customers and the company has an unconditional right to receive payment for it.

Initial recognition is made at fair value, which usually corresponds to the price of the transaction (invoice), and subsequently assessed to determine the recoverability of the amounts in every balance sheet date.

Inventories

Inventories

The Company values its inventories in accordance with ASC 330 - Inventory, which requires that inventories be valued at the lower of cost or market. The cost of inventories is determined using the weighted average cost method.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Major improvements and betterments are capitalized. Maintenance and repairs are expensed as incurred. Depreciation is computed using the straight-line method over the estimated useful life. At the time of retirement or other disposition of property and equipment, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is reflected in the statements of operations as other gain or loss, net.

The diamond and gold processing plant, facilities and other machinery are depreciated over an estimated useful life of ten years; vehicles are depreciated over an estimated life of five years; and computer and other office equipment over an estimated useful life of three years.

Mineral Properties

Mineral Properties

Costs of exploration, carrying and retaining unproven mineral lease properties are expensed as incurred. Mineral property acquisition costs, including licenses and lease payments, are capitalized. Impairment losses are recorded on mineral properties used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amount. The Company did not recognize any impairment losses related to mineral properties held during the years ended December 31, 2025, 2024 and 2023.

For intangible assets purchased in a business combination, the estimated fair values of the assets received are used to establish their recorded values. For intangible assets acquired in a non-monetary exchange, the estimated fair values of the assets transferred (or the estimated fair values of the assets received, if more clearly evident) are used to establish their recorded values, unless the values of neither the assets received nor the assets transferred are determinable within reasonable limits, in which case the assets received are measured based on the carrying values of the assets transferred. Valuation techniques consistent with the market approach, income approach and/or cost approach are used to measure fair value. These rights are held in perpetuity provided the Company remains in compliance with various government regulations and industry requirements.

Mineral properties are amortized throughout the life of the property based on an units-of-production method.

Revenue recognition

Revenue recognition

Revenues from sales are recognized when control of the product is transferred to customers, in accordance with the INCOTERMS involved in each sales contract. Following ASC 606, the Company follows the 5-step model in order to recognize revenue in accordance with the core principle.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

For long-lived assets, such as property and equipment and intangible assets subject to amortization, the Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. When such events or changes in circumstances are present, the Company assesses the recoverability of long-lived assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows. If the total of the future undiscounted cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or the fair value less costs to sell.

Stock-Based Compensation

Stock-Based Compensation

The Company records stock-based compensation in accordance with ASC Topic 718, Compensation - Stock Compensation. ASC 718 requires companies to measure compensation cost for stock-based employee compensation at fair value at the grant date and recognize the expense over the employee’s requisite service period. Under ASC 718, volatility is based on the historical volatility of our stock or the expected volatility of the stock of similar companies. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The Company utilizes the Black-Scholes option-pricing model, which was developed for use in estimating the fair value of options. Option-pricing models require the input of highly complex and subjective variables including the expected life of options granted and the expected volatility of our stock price over a period equal to or greater than the expected life of the options. Because changes in the subjective assumptions can materially affect the estimated value of our employee stock options, it is management’s opinion that the Black-Scholes option-pricing model may not provide an accurate measure of the fair value of our employee stock options. Although the fair value of employee stock options is determined in accordance with ASC Topic 718 using an option-pricing model, that value may not be indicative of the fair value observed in a willing buyer/willing seller market transaction.

On June 20, 2018, the FASB issued ASU 2018-07 which simplifies the accounting for share-based payments granted to nonemployees for goods and services. Under the ASU, most of the guidance on such payments to nonemployees would be aligned with the requirements for share-based payments granted to employees. Equity classified share-based payments for employees are fixed at the time of grant. Equity-classified nonemployee share-based payment awards are measured at the grant date of the award which is the same as share-based payments for employees. The Company adopted the requirements of the new rule as of January 1, 2019, the effective date of the new guidance.

Foreign Currency

Foreign Currency

The Company’s subsidiaries, MJL, MAL, MDB, and RST, use their local currency (Brazilian Real) as their functional currency. Resulting translation gains or losses are recognized as a component of accumulated other comprehensive income. Transaction gains or losses related to balances denominated in a currency other than the functional currency are recognized in the consolidated statements of operations.

Basic Earnings (Loss) Per Share

Basic Earnings (Loss) Per Share

The Company computes loss per share in accordance with ASC Topic 260, Earnings per Share, which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. As of December 31, 2025, the Company’s potentially dilutive securities relate to common stock issuable in connection with options. Diluted EPS excludes all dilutive potential shares if their effect is anti-dilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new pronouncements that have been issued that might have a material impact on its financial position or results of operations except as noted below:

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments in this Update require disclosure, in the notes to financial statements, of specified information about certain costs and expenses. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company will analyse the impacts of this Update in the upcoming years and anticipate that it will not adopt the Update early.

In November 2024, the FASB issued ASU 2024-04, Debt—Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments. The Board issued this Update to improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20, Debt— Debt with Conversion and Other Options. The amendments in this Update clarify the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. Management does not expect this new guidance to have any impacts on the Company’s consolidated financial statements.

In May 2025, the FASB issued ASU 2025-03, Business Combinations and Consolidation — Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity. The amendments in this Update require an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider the factors in paragraphs 805-10-55-12 through 55-15 to determine which entity is the accounting acquirer. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company will analyse the impacts of this Update in the upcoming years and anticipate that it will not adopt the Update early.

In May 2025, the FASB issued ASU 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer. The amendments in this Update revise the Master Glossary definition of the term performance condition for share-based consideration payable to a customer. The revised definition incorporates conditions (such as vesting conditions) that are based on the volume or monetary amount of a customer’s purchases (or potential purchases) of goods or services from the grantor (including over a specified period of time). The revised definition also incorporates performance targets based on purchases made by other parties that purchase the grantor’s goods or services from the grantor’s customers. The revised definition of the term performance condition cannot be applied by analogy to awards granted to employees and nonemployees in exchange for goods or services to be used or consumed in the grantor’s own operations. The amendments in this Update are effective for all entities for annual reporting periods (including interim reporting periods within annual reporting periods) beginning after December 15, 2026. Early adoption is permitted for all entities. Management does not expect this new guidance to have any impacts on the Company’s consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The amendments in this Update provide (1) all entities with a practical expedient and (2) entities other than public business entities with an accounting policy election when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606, as follows:

1. Practical expedient. In developing reasonable and supportable forecasts as part of estimating expected credit losses, all entities may elect a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset.

2. Accounting policy election. An entity other than a public business entity that elects the practical expedient is permitted to make an accounting policy election to consider collection activity after the balance sheet date when estimating expected credit losses.

The amendments will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Management does not expect this new guidance to have material impacts on the Company’s consolidated financial statements.

In September 2025, the FASB issued ASU 2025-07, Derivatives and Hedging (Topic 815) and Revenue from Contracts with Customers (Topic 606) — Derivatives Scope Refinements and Scope Clarification for Share-Based Noncash Consideration from a Customer in a Revenue Contract. The amendments in this Update exclude from derivative accounting nonexchange-traded contracts with underlying that are based on operations or activities specific to one of the parties to the contract. However, this scope exception does not apply to (1) variables based on a market rate, market price, or market index, (2) variables based on the price or performance of a financial asset or financial liability of one of the parties to the contract, (3) contracts (or features) involving the issuer’s own equity that are evaluated under the guidance in Subtopic 815-40, Derivatives and Hedging—Contracts in Entity’s Own Equity, and (4) call options and put options on debt instruments. The amendments in this Update are effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. Management does not expect this new guidance to have material impacts on the Company’s consolidated financial statements.

In November 2025, the FASB issued ASU 2025-09, Derivatives and Hedging (Topic 815) — Hedge Accounting Improvements. The amendments in this Update clarify certain aspects of the guidance on hedge accounting and to address several incremental hedge accounting issues arising from the global reference rate reform initiative. For public business entities, the amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim periods within those annual reporting periods. Management does not expect this new guidance to have material impacts on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270) — Narrow-Scope Improvements. The amendments in this Update clarify interim disclosure requirements and the applicability of Topic 270. The amendments in this Update are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company will analyse the impacts of this Update in the upcoming years and anticipate that it will not adopt the Update early.